Results by business segment (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Disclosure of operating segments

	For the three months ended July 31, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$5,052	$1,133	$–	$817	$325	$7,327
Non-interest income	1,673	3,632	285	2,187	(473)	7,304
Total revenue	6,725	4,765	285	3,004	(148)	14,631
Provision for credit losses	607	16	1	38	(3)	659
Non-interest expense	2,715	3,679	70	1,755	380	8,599
Income (loss) before income taxes	3,403	1,070	214	1,211	(525)	5,373
Income taxes (recoveries)	913	208	44	39	(317)	887
Net income	$2,490	$862	$170	$1,172	$(208)	$4,486
Non-interest expense includes:
Depreciation and amortization	$325	$299	$3	$133	$(1)	$759

	For the three months ended July 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (4), (5)	Insurance	Capital Markets (2), (5)	Corporate Support (2), (4)	Total
Net interest income (3)	$4,062	$1,047	$–	$907	$270	$6,286
Non-interest income	1,501	3,355	336	1,772	(273)	6,691
Total revenue	5,563	4,402	336	2,679	(3)	12,977
Provision for credit losses	305	102	–	209	–	616
Non-interest expense	2,319	3,498	69	1,620	259	7,765
Income (loss) before income taxes	2,939	802	267	850	(262)	4,596
Income taxes (recoveries)	805	139	52	(99)	(161)	736
Net income	$2,134	$663	$215	$949	$(101)	$3,860
Non-interest expense includes:
Depreciation and amortization	$240	$312	$15	$126	$–	$693

	For the nine months ended July 31, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1), (2)	Corporate Support (2)	Total
Net interest income (3)	$13,668	$3,419	$–	$2,242	$953	$20,282
Non-interest income	4,841	10,501	946	6,867	(1,167)	21,988
Total revenue	18,509	13,920	946	9,109	(214)	42,270
Provision for credit losses	1,995	54	2	342	(1)	2,392
Non-interest expense	7,482	11,100	210	5,119	1,320	25,231
Income (loss) before income taxes	9,032	2,766	734	3,648	(1,533)	14,647
Income taxes (recoveries)	2,430	529	167	60	(557)	2,629
Net income	$6,602	$2,237	$567	$3,588	$(976)	$12,018
Non-interest expense includes:
Depreciation and amortization	$840	$919	$6	$387	$(10)	$2,142

	For the nine months ended July 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (4), (5)	Insurance	Capital Markets (2), (5)	Corporate Support (2), (4)	Total
Net interest income (3)	$11,886	$3,352	$–	$2,650	$699	$18,587
Non-interest income	4,516	10,004	762	5,837	(927)	20,192
Total revenue	16,402	13,356	762	8,487	(228)	38,779
Provision for credit losses	1,128	196	–	424	–	1,748
Non-interest expense	6,805	10,379	204	4,831	535	22,754
Income (loss) before income taxes	8,469	2,781	558	3,232	(763)	14,277
Income taxes (recoveries)	2,294	569	106	80	555	3,604
Net income	$6,175	$2,212	$452	$3,152	$(1,318)	$10,673
Non-interest expense includes:
Depreciation and amortization	$721	$925	$39	$381	$–	$2,066

(1)	On March 28, 2024, we completed the HSBC Canada transaction. HSBC Canada results have been consolidated from the closing date, and are included in our Personal & Commercial Banking, Wealth Management and Capital Markets segments. For further details, refer to Note 6.
(2)	Taxable equivalent basis.
(3)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(4)	Amounts for the three months and nine months ended July 31, 2023 have been revised from those previously presented.
(5)	Effective the fourth quarter of 2023, we moved the Investor Services lending business from our Wealth Management segment to our Capital Markets segment. Therefore, comparative results for the three months and nine months ended July 31, 2023 have been revised from those previously presented.
Total assets and total liabilities by business segment

	As at July 31, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking (1)	Wealth Management (1)	Insurance	Capital Markets (1)	Corporate Support	Total
Total assets	$736,538	$177,293	$27,501	$1,045,826	$88,949	$2,076,107
Total liabilities	736,467	175,910	27,463	1,045,630	(33,855)	1,951,615

	As at October 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$636,046	$179,227	$24,130	$1,100,172	$66,956	$2,006,531
Total liabilities	635,952	177,389	24,895	1,099,893	(46,745)	1,891,384

(1)	Includes the impact of the HSBC Canada transaction. Refer to Note 6 for further details.